Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment - Schedule of Property, Plant and Equipment

Property, plant and equipment, net consisted of the following:

	As at December 31,	As at December 31,
USD'000	2022	2021
Machinery & equipment	4,132	3,902
Office equipment and furniture	2,944	2,899
Computer equipment and licences	1,558	1,162
Total property, plant and equipment gross	8,634	7,963

Accumulated depreciation for:
Machinery & equipment	(3,707)	(3,650)
Office equipment and furniture	(2,703)	(2,614)
Computer equipment and licences	(1,382)	(1,126)
Total accumulated depreciation	(7,792)	(7,390)
Total property, plant and equipment, net	842	573
Depreciation charge from continuing operations for the period ended December 31,	443	491